6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank And Federal Reserve Bank Borrowings Details Narrative
Loans pledged as collateral to the FHLB	$ 132,900
Market value of securities pledged to the FHLB	17,300
FLHB stock owned	4,100	4,700
Carrying values of loans pledged as collateral to the FHLB	132,900
Carrying value of loans pledged as collateral to the FRB	$ 315,200